Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Acquisitions
Schedule of purchase price for the transaction

	Final	Final
	Live Knutsen	Tuva Knutsen
	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2024
Purchase consideration (1)	$26,149	$31,557
Less: Fair value of net assets acquired:
Vessels and equipment (2)	125,354	125,161
Cash	1,116	1,782
Inventories	346	285
Derivatives assets (liabilities)	213	1,773
Others current assets	2,113	1,101
Long-term debt	(73,389)	(69,038)
Deferred debt issuance	349	404
Trade accounts payable	(129)	(249)
Accrued expenses	(3,851)	(1,419)
Amounts due to related parties	(1,510)	(615)
Contract liabilities: Unfavourable contract rights	(24,463)	(27,628)
Subtotal	26,149	31,557
Difference between the purchase price and fair value of net assets acquired	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final
	Live Knutsen	Tuva Knutsen
	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2024
Asset swap - sale of the Dan Cisne	$—	$30,000
Asset swap - sale of the Dan Sabia	26,960	—
Cash consideration paid to KNOP (from KNOT)	—	(1,135)
Purchase price adjustments	(845)	2,659
Acquisition-related costs	34	33
Purchase price	$26,149	$31,557